Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	£ 156	£ 77
Cash award - deferred	23	20
Shares award – not deferred	11	3
Share award - deferred	22	19
Total discretionary bonus	212	119
Expenses charged in the year
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	156	77
Cash award - deferred	8	9
Shares award – not deferred	11	3
Share award - deferred	8	8
Total discretionary bonus	183	97
Expenses deferred to future periods
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	0	0
Cash award - deferred	15	11
Shares award – not deferred	0	0
Share award - deferred	14	11
Total discretionary bonus	£ 29	£ 22